Share-based Payment Expense - Summary of Weighted Average Remaining Contractual Life for Savings_related Share Option Schemes (Detail) - 2010 and 2021 Savings Related Share Option Schemes [member]	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1 year 9 months 21 days	1 year 1 month 20 days	1 year 10 months 13 days
Currency denominated options outstanding at end of year (number)	1,085,163	1,173,507	1,508,862	1,085,163	1,173,507	1,508,862	1,686,176
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	952,394	958,681	1,218,235	952,394	958,681	1,218,235
Euro [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	132,769	214,826	290,627	132,769	214,826	290,627
Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)	€ 20.83	€ 20.83	€ 17.67	£ 16.16	£ 16.16	£ 14.94
Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)	€ 27.86	€ 27.86	€ 27.86	£ 31.04	£ 24.51	£ 24.51